Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements:
Fair Value Measurements

8.Fair Value Measurements

In accordance with ASC 820, the Company uses various inputs to measure the Warrants on a recurring basis to determine the fair value of the liability. ASC 820 also establishes a hierarchy categorizing inputs into three levels used to measure and disclose fair value. The hierarchy gives the highest priority to quoted prices available in active markets and the lowest priority to unobservable inputs. An explanation of each level in the hierarchy is described below:

Level 1 – Unadjusted quoted prices in active markets for identical instruments that are accessible by the Company on the measurement date

Level 2 – Quoted prices in markets that are not active or inputs which are either directly or indirectly observable

Level 3 – Unobservable inputs for the instrument requiring the development of assumptions by the Company

The following table summarizes the Company’s Warrants measured at fair value within the hierarchy on a recurring basis as of September 30, 2024:

	Fair Value Measurements at
	September 30, 2024
	Level 1	Level 2	Level 3	Total

	(in thousands)
Liabilities:
Warrant liability	$—	$—	$302	$302

The following table summarizes the Company’s 2023 Warrants measured at fair value within the hierarchy on a recurring basis as of December 31, 2023:

	Fair Value Measurements at
	December 31, 2023
	Level 1	Level 2	Level 3	Total

	(in thousands)
Liabilities:
Warrant liability	$—	$—	$863	$863

The following table summarizes changes to the fair value of the Level 3 Warrants for the nine months ended September 30, 2024:

Fair Value of
Warrant
Liability
(in thousands)
Balance at December 31, 2023	$863
Issuance	1,655
Change in fair value	(2,216)
Balance at September 30, 2024	$302

The Company utilized the Black-Scholes valuation model for estimating the fair value of the Warrants using the following assumptions as of September 30, 2024:

As of
September 30,
2024
Risk-free interest rate	3.58%
Expected volatility	109%
Expected term in years	4.4
Dividend yield	—%

9.Fair Value Measurements

In accordance with ASC 820, the Company uses various inputs to measure the 2023 Warrants on a recurring basis to determine the fair value of the liability. ASC 820 also establishes a hierarchy categorizing inputs into three levels used to measure and disclose fair value. The hierarchy gives the highest priority to quoted prices available in active markets and the lowest priority to unobservable inputs. An explanation of each level in the hierarchy is described below:

Level 1 – Unadjusted quoted prices in active markets for identical instruments that are accessible by the Company on the measurement date

Level 2 – Quoted prices in markets that are not active or inputs which are either directly or indirectly observable

Level 3 – Unobservable inputs for the instrument requiring the development of assumptions by the Company

The following table summarizes the Company’s 2023 Warrants measured at fair value within the hierarchy on a recurring basis as of December 31, 2023:

	Fair Value Measurements at
	December 31, 2023
	(in thousands)
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$863	$863

The Company did not have the 2023 Warrants at December 31, 2022.

The following table summarizes changes to the fair value of the Level 3 2023 Warrants for the year ended December 31, 2023:

Fair Value of
Warrant
Liability
(in thousands)
Balance at December 31, 2022	$—
Issuance	1,186
Exercises	(594)
Change in fair value	271
Balance at December 31, 2023	$863

The Company utilized the Black-Scholes valuation model for estimating the fair value of the 2023 Warrants using the following assumptions as of December 31, 2023:

As of
December 31,
2023
Risk-free interest rate	3.84%
Expected volatility	102%
Expected term in years	4.6
Dividend yield	—%